Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ (549.4)	$ (261.1)	$ (780.6)
Foreign	(42.4)	179.6	(603.5)
Loss before income tax expense (benefit) and equity in earnings (loss) of joint ventures	(591.8)	(81.5)	(1,384.1)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	(13.1)	38.9	6.7
Deferred Federal Income Tax Expense (Benefit)	47.6	(0.2)	37.2
Federal Income Tax Expense (Benefit), Continuing Operations	34.5	38.7	43.9
Current State and Local Tax Expense (Benefit)	1.7	(14.0)	4.6
Deferred State and Local Income Tax Expense (Benefit)	(6.1)	0.7	4.7
State and Local Income Tax Expense (Benefit), Continuing Operations	(4.4)	(13.3)	9.3
Current Foreign Tax Expense (Benefit)	6.1	47.5	15.9
Deferred Foreign Income Tax Expense (Benefit)	(8.4)	(8.0)	4.0
Foreign Income Tax Expense (Benefit), Continuing Operations	(2.3)	39.5	19.9
Current Income Tax Expense (Benefit)	(5.3)	72.4	27.2
Deferred Income Tax Expense (Benefit)	33.1	(7.5)	45.9
Income Tax Expense (Benefit), Continuing Operations	27.8	64.9	73.1
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax at federal statutory rate	(35.00%)	(35.00%)	(35.00%)
Effect of foreign operations	(8.70%)	(71.60%)	19.30%
Foreign incentives	(0.40%)	(5.70%)	(1.10%)
Foreign repatriation	0.00%	(2.10%)	0.40%
State income taxes, net of U.S. Federal benefit	(0.40%)	(16.60%)	0.70%
Tax authority positions, net	0.20%	3.80%	1.20%
Valuation allowance	47.10%	183.20%	15.10%
Other, net	1.90%	23.60%	4.70%
Effective tax expense (benefit) rate	4.70%	79.60%	5.30%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	50.9	46.2
Additions based on tax positions related to the current year	7.8	7.8
Reductions for tax positions of prior years	(7.8)	(3.1)
Reductions related to settlements with taxing authorities	34.2	0
End of year	16.7	50.9	46.2
Deferred tax assets:
Inventories	11.9	14.9
Restructuring liabilities	87.3	31.2
Expense accruals	61.1	52.0
Solar energy systems	571.0	461.9
Deferred tax assets, deferred revenue	51.3	66.3
Property, plant and equipment	52.9	35.7
Pension, medical and other employee benefits	0	12.2
Foreign repatriation	0	3.4
Deferred Tax Assets, Operating Loss Carryforwards	110.3	132.3
Foreign tax credits	252.9	70.8
Other	92.5	75.6
Total deferred tax assets	1,291.2	956.3
Valuation allowance	(785.9)	(510.5)
Net deferred tax assets	505.3	445.8
Deferred tax liabilities:
Solar energy systems	(372.9)	(286.7)
Deferred tax liability-Branch Operations	(51.8)	0
Other	(14.9)	(74.2)
Total deferred tax liabilities	(439.6)	(360.9)
Deferred Tax Assets, Net of Valuation Allowance, Classification [Abstract]
Current deferred tax assets, net (recorded in prepaids and other current assets)	87.9	89.0
Non-current deferred tax assets, net	(22.2)	(4.1)
Net deferred tax assets	$ 65.7	$ 84.9